OPERATING SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OPERATING SEGMENTS
Summary of financial information for the operating segments

	Three Months Ended March 31, 2021(1)
	Passenger	Cargo	Consolidated
Operating Revenues	$106,026	$21,585	$127,611
Non-Fuel Operating Expenses	87,205	18,070	105,275
Aircraft Fuel	24,253	21	24,274
Special Items, net	(18,206)	(8,665)	(26,871)
Total Operating Expenses	93,252	9,426	102,678
Operating Income	$12,774	$12,159	24,933
Interest Income			15
Interest Expense			(7,121)
Other, net			(5)
Income before Income Tax			$17,822
(1)	As air cargo operations commenced in May 2020, there is no comparable prior period information.

	Year Ended December 31, 2020
	Passenger	Cargo	Consolidated
Operating Revenues	$364,677	$36,809	$401,486
Non-Fuel Operating Expenses	332,742	32,530	365,272
Aircraft Fuel	83,392	—	83,392
Special Items, net	(53,842)	(10,721)	(64,563)
Total Operating Expenses	362,292	21,809	384,101
Operating Income	$2,385	$15,000	$17,385
Interest Income			$377
Interest Expense			(22,073)
Other Non-operating Income (Expense), net			(371)
Income / (Loss) before Income Tax			$(4,682)